Income Taxes - Reconciliation of the federal income tax rate to the effective tax rate (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
US federal statutory tax rate	$ (9,560)	$ (13,601)
Tax credits
Research and development tax credits	(175)	(626)
Orphan drug tax credits	(4,003)	(4,896)
Changes in valuation allowances	12,334	17,422
Share-based payment awards	241	459
Expiration of share-based payment awards	1,159	1,233
Other	4	9
Effective tax rate	$ 0	$ 0
Percent
US federal statutory tax rate	21.00%	21.00%
Tax credits
Research and development tax credits	0.40%	1.00%
Orphan drug tax credits	8.80%	7.60%
Changes in valuation allowances	(27.20%)	(27.00%)
Share-based payment awards	(0.50%)	(0.70%)
Expiration of share-based payment awards	(2.50%)	(1.90%)
Other	0.00%	0.00%
Effective tax rate	0.00%	0.00%